Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense And Other Assets Current [Abstract]
Summary of Prepaid Expense and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB

Prepaid VAT	21,430	71,418
Prepaid other service fees(1)	18,252	54,128
Prepaid advertising expenses	-	52,114
Deposits	1,767	11,217
Receivables from third party payment platforms (2)	11,274	7,402
Prepaid rental expenses(3)	10,665	6,606
Others	2,923	8,563
	66,311	211,448

(1)

Prepaid other service fees mainly consisted of the prepayments for the purchase of promotion gifts, learning materials and the prepayments for third-party educational content subscription fee. The nature of such prepayment is generally short-term.

(2)

Receivables from third-party payment platforms consisted of cash that had been received from customers but held by the third-party payment platforms. The Group subsequently collected the full balances from the third-party payment platforms.

(3)	The prepaid rental expenses balance represented the prepaid rental expenses for short-term leases.